Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	42.06
Maximum Aggregate Offering Price	$ 63,090,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,712.73
Offering Note	(1) Represents 1,500,000 shares of common stock, par value $0.01 per share (the "Common Stock"), of NiSource Inc. (the "Company") being registered hereon that are authorized for issuance under the NiSource Inc. Retirement Savings Plan, as amended (the "Plan"). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of shares as may become issuable pursuant to the provisions of the Plan relating to adjustments for changes resulting from a stock dividend, stock split or similar change. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate number of plan interests to be offered or sold pursuant to the Plan. (2) The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $42.06 per share represents the average of the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on November 3, 2025.